Business Combination (Details) - Schedule of Fair Value of the Net Identified Net Assets - USD ($)		12 Months Ended
	Feb. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of the Net Identified Net Assets [Abstract]
Total final consideration paid in cash	$ 4,749,666	$ 4,749,666
Identified fair value of net assets acquired:
Prepaids and deposits		418,287
Land		530,000
Power plant infrastructure		4,643,800
PPA capacity liability		(213,100)
Accounts payable		(218,621)
Loan payable		(410,700)
Total final consideration paid in cash	$ 4,749,666	$ 4,749,666